FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income
The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Consolidated Statement of Comprehensive Income:

		Year ended December 31,
(in millions of Euros)	Notes	2022	2021	2020
Derivatives that do not qualify for hedge accounting
Included in Other gains and losses - net
Realized gains / (losses) on foreign currency derivatives - net	9	—	1	(4)
Unrealized gains / (losses) on foreign currency derivatives - net (A)	9	6	15	(9)
Derivatives that qualify for hedge accounting
Included in Other comprehensive income
Unrealized (losses) / gains on foreign currency derivatives - net		(16)	(21)	20
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement		8	4	6
Included in Revenue (B)
Realized losses on foreign currency derivatives - net	9	(8)	(2)	(7)
Unrealized (losses) / gains on foreign currency derivatives - net	9	—	(2)	1
Derivatives discontinued from hedge accounting
Included in Other gains and losses - net
Losses reclassified from OCI as a result of hedge accounting discontinuation (C)	9	—	—	(6)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized.
(B)Changes in fair value of derivatives that qualify for hedge accounting are included in Revenue when the related customer invoices are issued.
(C)In the year ended December 31, 2020, we determined that a portion of the hedged forecasted sales for 2020 and 2021, to which hedge accounting was applied, was no longer expected to occur. As a result, the fair value of the related derivatives accumulated in equity was reclassified in the Consolidated Income Statement and resulted a €6 million loss.

Schedule of Exposure to Financial Counterparties by Rating Type
The number of financial counterparties tabulated below shows our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31,
	2022		2021
	Number of financial counterparties (A)	Exposure (in millions of Euros)	Number of financial counterparties (A)	Exposure (in millions of Euros)
Rated Aa or better	2	51	3	54
Rated A	6	112	13	98
Rated Baa	1	3	3	33
Total	9	166	19	185
(A)Financial counterparties for which the Group’s exposure is below €0.25 million have been excluded from the analysis.

Schedule of Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings
The tables below show undiscounted contractual financial assets and financial liabilities values by relevant maturity groupings based on the remaining periods from December 31, 2022 and 2021, respectively, to the contractual maturity date.

	At December 31,
	2022			2021
(in millions of Euros)	Less than 1 year	Between 1- 5 years	Over 5 years	Less than 1 year	Between 1 - 5 years	Over 5 years
Financial assets
Net cash flows from derivative assets related to currencies and commodities	31	9	—	60	12	—
Trade receivables	465	—	—	603	—	—
Total	496	9	—	663	12	—

		At December 31,
		2022			2021
(in millions of Euros)	Notes	Less than 1 year	Between 1 - 5 years	After 5 years	Less than 1 year	Between 1 - 5 Years	After 5 years
Financial liabilities
Borrowings		5	698	1,087	195	710	1,046
Leases		35	98	86	37	99	85
Interest (A)		78	260	54	79	285	96
Net cash flows from derivative liabilities related to currencies and commodities		42	19	—	26	12	—
Trade payables and fixed asset payables	19	1,191	—	—	1,087	—	—
Total		1,351	1,075	1,227	1,424	1,106	1,227
(A)Interest disclosed is an undiscounted forecasted interest amount that excludes interest on leases.

Currency risk
Disclosure of detailed information about hedging instruments [line items]
Schedule of Nominal Value of Derivatives
The following tables outline the nominal value (converted to millions of Euros at the closing rate) of forward derivatives for Constellium’s most significant foreign exchange exposures at December 31, 2022.

Sold currencies	Maturity Year	Less than 1 year	Over 1 year
USD	2023-2025	409	186
CHF	2023-2026	82	29
CZK	2023	3	—
Other currencies	2023	10	—

Purchased currencies	Maturity Year	Less than 1 year	Over 1 year
USD	2023-2026	109	25
CHF	2023-2025	134	16
CZK	2023-2024	78	20
Other currencies	2023	1	—

Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
Derivatives
Included in Finance costs - net
Realized gains / (losses) on foreign currency derivatives - net	2	(36)	7
Unrealized (losses) / gains on foreign currency derivatives - net	(1)	46	(39)
Total	1	10	(32)

Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Schedule of Nominal Value of Derivatives
At December 31, 2022, the nominal amount of commodity derivatives is as follows:

(in millions of Euros)	Maturity	Less than 1 year	Over 1 year
Aluminium	2023-2024	290	5
Premium	2023-2025	18	5
Copper	2023	12	—
Silver	2023-2024	18	—
Natural gas	2023-2026	31	29
Zinc	2023	8	—

Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
Derivatives
Included in Other gains and losses - net
Realized (losses) / gains on commodity derivatives - net	(6)	112	(31)
Unrealized (losses) / gains on commodity derivatives - net	(53)	24	25

Other currencies
Disclosure of detailed information about hedging instruments [line items]
Schedule of Impact on Profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro	The table below summarizes the impact on income and equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro for non U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on income before tax	Effect on pretax equity
Trade receivables	3	—
Trade payables	(1)	—
Derivatives on commercial transactions (A)	(25)	(24)
Net commercial transaction exposure	(23)	(24)
Cash in Bank and intercompany loans	105	—
Borrowings	(117)	—
Derivatives on financing transactions	12	—
Net financing transaction exposure	—	—
Total	(23)	(24)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized. The impact on pretax equity of €24 million relates to derivatives hedging the future sales spread from 2023 to 2025 which are designated as cash flow hedges.

U.S. Dollars
Disclosure of detailed information about hedging instruments [line items]
Schedule of Impact on Profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro
The table below summarizes the impact on income and equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro (on average rate for income before tax and closing rate for pretax equity) for U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on income before tax	Effect on pretax equity
10% strengthening U.S. Dollar/Euro	23	182